Basis of preparation	6 Months Ended
Jun. 30, 2021
Basis of preparation
Basis of preparation

1. Basis of preparation

The condensed consolidated financial statements have been prepared in accordance with the Disclosure and Transparency Rules of the Financial Conduct Authority and UK adopted IAS 34 ‘Interim Financial Reporting’. They should be read in conjunction with NatWest Group plc’s 2020 Annual Report on Form 20-F which were prepared in accordance with International Financial Reporting Standards in conformity with the requirements of the Companies Act 2006 and with International Financial Reporting Standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. NatWest Group plc 2021 Annual Report on Form 20-F will be prepared in accordance with UK adopted with International Financial Reporting Standards.

Going concern

Having reviewed NatWest Group’s forecasts, projections, the potential impact of COVID-19, and other relevant evidence, the directors have a reasonable expectation that NatWest Group will continue in operational existence for a period of not less than twelve months. Accordingly, the results for the period ended 30 June 2021 have been prepared on a going concern basis.